Investment Securities (Details 2) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Fair Value
Less than 12 months	$ 102,205	$ 16,964
12 months or more	45,296	65,249
Total	147,501	82,213
Unrealized Losses
Less than 12 months	(848)	(69)
12 months or more	(1,166)	(1,264)
Total	(2,014)	(1,333)
Government sponsored enterprises
Fair Value
Less than 12 months	43,539	2,983
12 months or more	1,002	17,862
Total	44,541	20,845
Unrealized Losses
Less than 12 months	(222)	(4)
12 months or more	(13)	(139)
Total	(235)	(143)
Asset-backed securities
Fair Value
Less than 12 months	56,095	10,314
12 months or more	43,576	45,445
Total	99,671	55,759
Unrealized Losses
Less than 12 months	(620)	(50)
12 months or more	(1,148)	(1,069)
Total	(1,768)	(1,119)
Obligations of states and political subdivisions
Fair Value
Less than 12 months	2,571	3,667
12 months or more	718	1,942
Total	3,289	5,609
Unrealized Losses
Less than 12 months	(6)	(15)
12 months or more	(5)	(56)
Total	$ (11)	$ (71)